Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (526)	$ 4,625,385	$ (592,475)	$ (2,632,760)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrants		(4,708,696)	0	(956,035)
Interest earned on cash and marketable securities held in Trust Account		(1,743,104)	(83,453)	(115,444)
Changes in operating assets and liabilities:
Prepaid expenses		156,489	(354,087)	(279,666)
Income taxes payable		316,701	0
Accrued offering costs and expense	500	531,799	401,055	3,311,388
Due to related party		90,000	30,214	214
Net cash used in operating activities	(26)	(731,426)	(598,746)	(672,304)
Cash flows from investing activities:
Investment held in Trust Account		0	(276,000,000)	(276,000,000)
Cash withdrawn from Trust Account to pay franchise tax and income taxes		200,000	0
Net cash provided by (used in) investing activities		200,000	(276,000,000)	(276,000,000)
Cash flows from financing activities:
Proceeds from Initial Public Offering, net of underwriters' fees		0	270,480,000	270,480,000
Payments of offering costs		0	(651,036)	(651,036)
Proceeds from issuance of promissory note to related party	175,000	100,000	0	150,000
Proceeds from private placement		0	7,270,000	7,270,000
Payment of promissory note to related party	(25,000)			(150,000)
Payment of deferred offering costs	(114,360)	(14,849,933)		(14,849,933)
Net cash provided by financing activities	35,640	100,000	277,098,964	277,098,964
Net change in cash	35,614	(431,426)	500,218	426,660
Cash, beginning of the period		462,274	35,614	35,614
Cash, end of the period	35,614	30,848	535,832	462,274
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions charged to additional paid-in capital		0	9,660,000	9,660,000
Initial value of common stock subject to possible redemption		0	276,000,000	276,000,000
Modification to Private Placement Warrants to qualify as liability				6,000,476
Deferred offering costs included in accrued expenses	329,800
Remeasurement of carrying value to redemption value		1,191,397
Deferred offering costs paid by Sponsor in exchange for issuance of Common Stock	$ 25,000
Deferred offering costs paid by Sponsor loan		$ 0	$ 18,773	$ 18,773